S000000003 [Member] Average Annual Total Returns	12 Months Ended	44 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	2.85%
Survivor fund
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	2.56%
Performance Inception Date		May 02, 2022